LAW OFFICES

SILVER, FREEDMAN & TAFF, L.L.P.

A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS

3299 K STREET, N.W., SUITE 100

WASHINGTON, D.C. 20007

PHONE: (202) 295-4500

FAX: (202) 337-5502

WWW.SFTLAW.COM

November 22, 2013

Securities and Exchange Commission

Re: Banc of California, Inc. - Registration Statement on Form S-3

Ladies and Gentlemen:

Enclosed for filing is the Registration Statement on Form S-3 of Banc of California, Inc. (the “Company”), relating to the offering and sale from time to time, pursuant to Rule 415 under the Securities Act of 1933, as amended, of the following securities with an aggregate offering price of up to $1,000,000,000 or the equivalent thereof in one or more foreign currencies, currency units or composite currencies: debt securities (which may be senior or subordinated); common stock; preferred stock; depositary shares; purchase contracts; warrants; rights; and units.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4525.

Sincerely,

/s/ Craig M. Scheer, P.C.

Craig M. Scheer, P.C.

Enclosure

cc:	John C. Grosvenor